UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2009


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
							[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Gyrus Investment Management Inc.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jim Schetakis
Title:		Compliance Officer
Phone:		(416) 862-2020

Signature, place, and Date of Signing:

	"Jim Schetakis"		Toronto, ON Canada	December 31, 2009
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		5,597,477

Form 13F Information Table Value Total:		$186,291,211



List of Other Included Managers:

	NONE


FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager: Gyrus Investment Management Inc.


















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Apache Corp.
COM
037411105
1,580,152
15,316
15,316
N/A
N/A

N/A
15,316
N/A
Baker Hughes Inc.
COM
057224107
1,691,781
41,793
41,793
N/A
N/A

N/A
41,793
N/A
ChevronTexaco Corp.
COM
166764100
3,559,017
46,227
46,227
N/A
N/A

N/A
46,227
N/A
ConocoPhillips
COM
20825C104
2,342,683
45,872
45,872
N/A
N/A

N/A
45,872
N/A
Exxon Mobil Corp.
COM
30231G102
6,444,705
94,511
94,511
N/A
N/A

N/A
94,511
N/A
Halliburton Co.
COM
406216101
1,746,394
58,039
58,039
N/A
N/A

N/A
58,039
N/A
Marathon Oil Company
COM
565849106
1,318,608
42,236
42,236
N/A
N/A

N/A
42,236
N/A
Schlumberger Ltd.
COM
806857108
2,656,193
40,808
40,808
N/A
N/A

N/A
40,808
N/A
Valero Energy
COM
91913Y100
860,833
51,393
51,393
N/A
N/A

N/A
51,393
N/A
Alcoa Inc.
COM
013817101
1,980,390
122,853
122,853
N/A
N/A

N/A
122,853
N/A
Du Pont (EI) De Nemours
COM
263534109
1,662,052
49,363
49,363
N/A
N/A

N/A
49,363
N/A
Freeport-Mcmoran Copper &
Gold
COM
35671D857
1,733,301
21,588
21,588
N/A
N/A

N/A
21,588
N/A
3M Company
COM
88579Y101
2,123,462
25,686
25,686
N/A
N/A

N/A
25,686
N/A
Boeing Company
COM
097023105
1,152,915
21,299
21,299
N/A
N/A

N/A
21,299
N/A
Caterpillar Inc.
COM
149123101
1,342,399
23,555
23,555
N/A
N/A

N/A
23,555
N/A
Deere & Co.
COM
244199105
1,727,581
31,939
31,939
N/A
N/A

N/A
31,939
N/A
General Electric
COM
369604103
4,861,042
321,285
321,285
N/A
N/A

N/A
321,285
N/A
Honeywell International
COM
438516106
1,366,120
34,850
34,850
N/A
N/A

N/A
34,850
N/A
Lockheed Martin Inc.
COM
539830109
1,237,247
16,420
16,420
N/A
N/A

N/A
16,420
N/A
Raytheon Company
COM NEW
755111507
1,515,409
29,414
29,414
N/A
N/A

N/A
29,414
N/A
United Technologies Corp.
COM
913017109
1,891,006
27,244
27,244
N/A
N/A

N/A
27,244
N/A
United Parcel Service Class B
CL B
911312106
1,999,345
34,850
34,850
N/A
N/A

N/A
34,850
N/A
Ford Motor Co.
COM PAR $0.01
345370860
1,160,500
116,050
116,050
N/A
N/A

N/A
116,050
N/A
D R Horton Inc
COM
23331A109
1,183,710
108,897
108,897
N/A
N/A

N/A
108,897
N/A
McDonald's Corp.
COM
580135101
2,774,958
44,442
44,442
N/A
N/A

N/A
44,442
N/A
Time Warner Cable Inc
COM
88732J207
1,203,414
29,075
29,075
N/A
N/A

N/A
29,075
N/A
Viacom Inc. Class B
CL B
92553P201
1,723,091
57,958
57,958
N/A
N/A

N/A
57,958
N/A
Walt Disney Co.
COM DISNEY
254687106
2,784,659
86,346
86,346
N/A
N/A

N/A
86,346
N/A
Home Depot
COM
437076102
2,172,990
75,112
75,112
N/A
N/A

N/A
75,112
N/A
J C Penney Co.
COM
708160106
1,081,697
40,650
40,650
N/A
N/A

N/A
40,650
N/A
Kohls Corp.
COM
500255104
1,341,509
24,875
24,875
N/A
N/A

N/A
24,875
N/A
Target Corp.
COM
87612E106
1,922,562
39,747
39,747
N/A
N/A

N/A
39,747
N/A
Costco Wholesale Inc.
COM
22160K105
1,250,025
21,126
21,126
N/A
N/A

N/A
21,126
N/A
Wal-Mart Stores
COM
931142103
2,576,450
48,203
48,203
N/A
N/A

N/A
48,203
N/A
Altria Group Inc.
COM
02209S103
2,318,224
118,096
118,096
N/A
N/A

N/A
118,096
N/A
Coca Cola Co.
COM
191216100
3,342,252
58,636
58,636
N/A
N/A

N/A
58,636
N/A
Heinz (H.J.) Co.
COM
423074103
1,242,178
29,050
29,050
N/A
N/A

N/A
29,050
N/A
Kellogg Company
COM
487836108
1,322,978
24,868
24,868
N/A
N/A

N/A
24,868
N/A
PepsiCo Inc.
COM
713448108
2,716,848
44,685
44,685
N/A
N/A

N/A
44,685
N/A
Colgate Palmolive Co.
COM
194162103
1,632,813
19,876
19,876
N/A
N/A

N/A
19,876
N/A
Procter & Gamble
COM
742718109
3,987,029
65,760
65,760
N/A
N/A

N/A
65,760
N/A
Medtronic Inc.
COM
585055106
1,512,472
34,390
34,390
N/A
N/A

N/A
34,390
N/A
United Health Group Inc.
COM
91324P102
1,592,580
52,250
52,250
N/A
N/A

N/A
52,250
N/A
Zimmer Holdings Inc.
COM
98956P102
1,027,036
17,375
17,375
N/A
N/A

N/A
17,375
N/A
Abbott Labs
COM
002824100
2,541,687
47,077
47,077
N/A
N/A

N/A
47,077
N/A
Allergan Inc.
COM
018490102
1,512,681
24,007
24,007
N/A
N/A

N/A
24,007
N/A
Amgen Inc.
COM
031162100
2,700,030
47,729
47,729
N/A
N/A

N/A
47,729
N/A
Bristol-Myers Squibb
COM
110122108
2,147,210
85,038
85,038
N/A
N/A

N/A
85,038
N/A
Eli Lilly & Co.
COM
532457108
1,039,161
29,100
29,100
N/A
N/A

N/A
29,100
N/A
Genzyme General
COM
372917104
969,222
19,776
19,776
N/A
N/A

N/A
19,776
N/A
Gilead Sciences Inc.
COM
375558103
1,378,150
31,850
31,850
N/A
N/A

N/A
31,850
N/A
Johnson & Johnson
COM
478160104
3,507,769
54,460
54,460
N/A
N/A

N/A
54,460
N/A
Pfizer Inc.
COM
717081103
4,465,290
245,481
245,481
N/A
N/A

N/A
245,481
N/A
Vertex Pharmaceuticals Inc
COM
92532F100
495,260
11,558
11,558
N/A
N/A

N/A
11,558
N/A
US Bancorp Inc.
COM NEW
902973304
1,429,610
63,510
63,510
N/A
N/A

N/A
63,510
N/A
Wells Fargo & Company
COM
949746101
3,515,528
130,253
130,253
N/A
N/A

N/A
130,253
N/A
AllianceBernstein Holding LP
UNIT LTD PARTN
01881G106
1,389,405
49,445
49,445
N/A
N/A

N/A
49,445
N/A
American Express Co.
COM
025816109
2,319,567
57,245
57,245
N/A
N/A

N/A
57,245
N/A
Bank of America Corp.
COM
060505104
3,331,649
221,225
221,225
N/A
N/A

N/A
221,225
N/A
Bank of New York Mellon Corp.
COM
064058100
1,323,680
47,325
47,325
N/A
N/A

N/A
47,325
N/A
Citigroup Inc.
COM
172967101
717,939
216,900
216,900
N/A
N/A

N/A
216,900
N/A
Franklin Resources
COM
354613101
1,294,646
12,289
12,289
N/A
N/A

N/A
12,289
N/A
Goldman Sachs Group Inc.
COM
38141G104
1,958,544
11,600
11,600
N/A
N/A

N/A
11,600
N/A
JP Morgan Chase & Company
COM
46625H100
4,309,845
103,428
103,428
N/A
N/A

N/A
103,428
N/A
Morgan Stanley
COM NEW
617446448
2,305,070
77,874
77,874
N/A
N/A

N/A
77,874
N/A
MetLife Inc.
COM
59156R108
1,528,004
43,225
43,225
N/A
N/A

N/A
43,225
N/A
Prudential Financial Inc.
COM
744320102
1,633,422
32,826
32,826
N/A
N/A

N/A
32,826
N/A
Unum Group
COM
91529Y106
1,122,283
57,494
57,494
N/A
N/A

N/A
57,494
N/A
Adobe Systems Inc.
COM
00724F101
1,534,241
41,714
41,714
N/A
N/A

N/A
41,714
N/A
Microsoft Corp.
COM
594918104
6,178,113
202,694
202,694
N/A
N/A

N/A
202,694
N/A
Oracle Corp.
COM
68389X105
3,295,238
134,335
134,335
N/A
N/A

N/A
134,335
N/A
Apple Computer Inc.
COM
037833100
5,084,072
24,126
24,126
N/A
N/A

N/A
24,126
N/A
Brocade Communications
Systems
COM NEW
111621306
991,839
129,992
129,992
N/A
N/A

N/A
129,992
N/A
Cisco Systems
COM
17275R102
4,174,011
174,353
174,353
N/A
N/A

N/A
174,353
N/A
EMC Corp.
COM
268648102
2,039,011
116,715
116,715
N/A
N/A

N/A
116,715
N/A
Hewlett-Packard
COM
428236103
3,543,733
68,797
68,797
N/A
N/A

N/A
68,797
N/A
International Business Machines
COM
459200101
4,210,006
32,162
32,162
N/A
N/A

N/A
32,162
N/A
Qualcomm Inc.
COM
747525103
2,610,221
56,425
56,425
N/A
N/A

N/A
56,425
N/A
Intel Corp.
COM
458140100
3,166,794
155,235
155,235
N/A
N/A

N/A
155,235
N/A
AT&T Inc.
COM
00206R102
3,736,539
133,305
133,305
N/A
N/A

N/A
133,305
N/A
Verizon Communications
COM
92343V104
2,569,364
77,554
77,554
N/A
N/A

N/A
77,554
N/A
Dominion Resources Inc.
COM
25746U109
733,175
18,838
18,838
N/A
N/A

N/A
18,838
N/A
Duke Energy Corp.
COM
26441C105
1,048,037
60,897
60,897
N/A
N/A

N/A
60,897
N/A
Edison International
COM
281020107
1,075,119
30,912
30,912
N/A
N/A

N/A
30,912
N/A
FPL Group Inc.
COM
302571104
961,905
18,211
18,211
N/A
N/A

N/A
18,211
N/A
PG&E Corp.
COM
69331C108
758,693
16,992
16,992
N/A
N/A

N/A
16,992
N/A
Southern Co.
COM
842587107
982,840
29,497
29,497
N/A
N/A

N/A
29,497
N/A



186,291,211
5,597,477
5,597,477




5,597,477